Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current provision:
Federal
State	16
Foreign	(21)	(42)
Total current provision	(4)	42
Deferred:
Federal
State
Foreign	1	11
Total deferred provision	1	11
Total provision for income taxes	$ (3)	$ (31)